401(k) and Employee Stock Ownership Plan (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Retirement Benefits [Abstract]
Employee contribution, percentage of annual salary	100.00%
Employee contribution, maximum allowable contribution	$ 54,000
Service period for eligibility (in years)	1 year
Number of hours of service required in 12 months for plan eligibility (in hours)	1000 hours
Employer matching contribution percent	100.00%
Percent of employees' gross pay	4.00%
Term for employees to become fully vested (in years)	6 years
Profit sharing contribution, percent	7.00%
Company contributions to plan	$ 6,433,000	$ 7,600,000	$ 8,700,000